MAXIM SERIES FUND, INC.

8515 EAST ORCHARD ROAD

GREENWOOD VILLAGE, COLORADO 80111

VIA EDGAR

July 20, 2009

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re.:	Maxim Series Fund, Inc. ("Registrant")
Maxim High Yield Bold Portfolio ("Portfolio")
Definitive Proxy Statement on Schedule 14A

Commissioners:

Electronically transmitted for filing, pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, is the above-referenced definitive proxy statement for the preliminary proxy statement filed by Registrant with the Commission on July 9, 2009.

Set forth below is each Commission staff comment on the preliminary proxy statement, communicated via telephone to Registrant's outside counsel on July 17, 2009, by Mr. Patrick Scott of the Commission's Office of Insurance Products, followed by Registrant's response.

I. RESPONSES TO STAFF COMMENTS

Comment No. 1

On page 4, in the first sentence under the heading "Management Fees & Expenses," clarify the statement that "the advisory fees to be paid to MCM would remain the same" in light of the fact that MCM, the Portfolio's investment adviser, will retain a greater portion of the Portfolio's management fees under the proposed sub-advisory arrangement than under the existing sub-advisory arrangement.

Response

Comment complied with by revising the indicated sentence to reflect the observation of Registrant’s board of directors that the management fees paid by shareholders would not change as a result of the proposed change of sub-adviser because the sub-adviser's fees are paid out of the management fees that MCM receives from the Portfolio. Accordingly, since the proposal results in no change in management fees received by MCM, it also results in no change in management fees borne by shareholders.

Comment No. 2

Disclose whether the board, in approving the proposed sub-advisory agreement, considered as a factor the fact that MCM will retain a greater portion of the Portfolio's management fees under the proposed sub-

Securities and Exchange Commission

July 20, 2009

advisory arrangement than under the existing sub-advisory arrangement and discuss the board's conclusions with respect thereto.

Response

Comment complied with by modifying the discussion to reflect that the board, in approving the proposed sub-advisory agreement, was aware of the fact that MCM will retain a greater portion of the Portfolio's management fees under the proposed sub-advisory arrangement than under the existing sub-advisory arrangement. The board did not expressly draw any separate conclusions with respect thereto. Accordingly, the disclosure was revised to indicate the board's awareness of the benefit derived by MCM from the lower sub-advisory fees.

Comment No. 3

On page 2, under the heading "Information about Voting," disclose whether a quorum can be reached by the presence of an insurance company at the meeting, if applicable.

Response

Comment complied with by adding a sentence to indicate that, based on shareholdings as of the record date, a quorum cannot be reached by the presence of any insurance company at the meeting.

Comment No. 4

Disclose whether there will be proportionate or mirror voting of shares held by an insurance company, if applicable.

Response

As discussed on page 9 of the preliminary proxy statement, the only holders of Portfolio shares as of the record date consist of certain of Registrant's other portfolios operating as fund-of-funds and certain sub-accounts of an unregistered separate account of Great-West Life & Annuity Insurance Company ("GWL&A") that are managed as fund-of-funds. It is Registrant's view of applicable law, as stated in the proxy statement, that GWL&A is entitled to vote the shares (and any fractional shares) of the Portfolio held by the unregistered separate account, and that Registrant's fund-of-funds are entitled to vote the shares (and any fractional shares) of the Portfolio held by such funds as of the record date. Neither proportionate nor mirror voting of shares is, therefore, applicable under these fund-of-funds circumstances. The word "only" was added to the aforementioned discussion in the proxy statement to emphasize that the only holders of Portfolio shares entitled to vote at the meeting are those described above.

II. "TANDY" REPRESENTATIONS

In response to a request of the Commission staff, in connection with this filing, Registrant hereby acknowledges that:

•	Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

Securities and Exchange Commission

July 20, 2009

•

Comments by the Commission staff or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•	Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States except as otherwise legally permissible.

If you have any questions, please contact me at (303) 737-4675 or Ed Zaharewicz of Jorden Burt LLP at (305) 347-6932.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President & Counsel

Great-West Life & Annuity Insurance Company

cc:	Patrick F. Scott, Esq.
Beverly A. Byrne, Esq.
Edmund J. Zaharewicz, Esq.